Statement of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities:
Net loss	$ (10,789,284)	$ (3,972,336)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	2,994,936	1,304,939
Gain on operations of subsidiary	0	(288,612)
Foreign exchange transaction (gain) loss	(2)	4,922
Loss on sale of equity investment	0	4,964
Loss on disposal of water rights	548,701	0
Loss on remove of costs incurred on test wells	260,641	0
Loss on disposal of equipment	67	0
Stock based compensation	1,454,376	1,066,565
Net changes in:
Accounts receivable	789,992	(302,298)
Accounts payable and accrued liabilities	29,697	(15,436)
Prepaid expenses &amp; other	(633,490)	(11,289)
Total cash used by operating activities	(5,344,366)	(2,208,581)
Investing Activities:
Purchases of property, plant and equipment	(26,778,527)	(13,070,992)
Cash restricted by regulating entities	(2,275,000)	(60,000)
Cash paid on deposit of mineral rights purchase	0	(200,000)
Initial conversion from consolidation of subsidiary	592,330	0
Distributions received from subsidiary	0	418,236
Proceeds from sale of equipment	100	0
Total cash used by investing activities	(28,461,097)	(12,912,756)
Financing Activities:
Issuance of share capital, net of share issue costs	209,424	5,260,467
Proceeds received from non-controlling interest	20,661,475	1,000
Distributions to non-controlling interest	(113,365)	0
Proceeds from issuance of convertible debt	2,125,000	5,000,000
Proceeds from bridge loan	7,500,000	0
Principal payment on promissory note	(230,000)	0
Principal payments on capital lease	(12,925)	(11,837)
Total cash provided by financing activities	30,139,609	10,249,630
Decrease in Cash and Cash Equivalents	(3,665,854)	(4,871,707)
Cash and Cash Equivalents, Beginning of Period	8,098,905	12,970,612
Cash and Cash Equivalents, End of Period	4,433,051	8,098,905
Supplemental Disclosures:
Purchase of property and equipment on account	28,664,837	509,650
Construction and development paid directly with construction loans	52,423,700	11,433,435
Debt converted to non-controlling interest	5,132,740	0
Capitalized accrued interest	1,871,422	351,166
Net assets and liabilities received from consolidation of subsidiary	45,386,103	0
Other Items:
Interest paid	$ 5,547	$ 9,955